Financing receivables, net	12 Months Ended
Dec. 31, 2024
Financing receivables, net
Financing receivables, net

5.Financing receivables, net

The financing receivables, net, consists of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Short-term:
Short-term financing receivables	84,858	86,866
Allowance for credit losses	(23,391)	(24,390)
Short-term financing receivables, net	61,467	62,476

Long-term:
Long-term financing receivables	—	1,630
Allowance for credit losses	—	(5)
Long-term financing receivables, net	—	1,625

The following table summarizes the balances of financing receivables by due date.

	As of December 31,
	2023	2024
	RMB	RMB
Due in months:
0 - 12	84,858	86,866
13 - 24	—	1,630
Total financing receivables	84,858	88,496

5.Financing receivables, net (Continued)

The movement of the allowance for credit losses for the years ended December 31, 2022, 2023 and 2024 were as following:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of the year	2,657	23,331	23,391
Release due to disposal of subsidiaries	(3,673)	-	-
Additions/(Reversal)	22,382	(554)	2,187
(Charge-offs)/reversal of charge-offs	1,965	614	(1,183)
Balance at end of the year	23,331	23,391	24,395

Aging analysis of past due financing receivables are as below:

				91 Days or
	1 - 30 Days	31 - 60 Days	61 - 90 Days	Above Past	Total Past
Financing receivables	Past Due	Past Due	Past Due	Due	Due	Current	Total
As of December 31, 2023	103	175	23,275	-	23,553	61,305	84,858
As of December 31, 2024	24	830	373	24,406	24,633	63,863	88,496